Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 7,104	¥ 9,159	¥ 4,139
Loss pertaining to finance receivables	20,635	19,117	4,139
Outstanding financing receivable	2,462,499	1,060,899
Interest income generated from financing receivables	125,963	70,228	24,917
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	36,786	14,097	¥ 0
Outstanding financing receivable	¥ 1,970,340	¥ 549,775
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	3 years